Note 3 - Segment Reporting (Tables)	3 Months Ended
Mar. 31, 2015
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Three Months Ended
	March 31,
Revenue	2015	2014
Distribution	$166,136	$142,482
Installation	108,505	—
	$274,641	$142,482
	Three Months Ended
	March 31,
Gross profit (loss)	2015	2014
Distribution	$(9,975)	$7,094
Installation	(1,766)	—
	$(11,741)	$7,094
Assets	March 31, 2015	December 31, 2014
Distribution	$2,482,508	$2,560,940
Installation	20,997	—
	$2,503,505	$2,560,940